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February 4, 2016	Writer’s Direct Contact
212.468.8053
JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Victory Variable Insurance Funds — Registration Statement
on Form N-14
File Nos. 33-62051, 811-8979

Ladies and Gentlemen:

Our client, Victory Variable Insurance Funds (the “Registrant”), is today filing via EDGAR a Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of each series of RS Variable Products Trust (each, a “RS Variable Fund”) into the corresponding series identified below of the Registrant (the “Victory Variable Funds”):

RS Variable Funds	Victory Variable Funds
RS Large Cap Alpha VIP Series	Victory RS Large Cap Alpha VIP Series
RS Small Cap Growth Equity VIP Series	Victory RS Small Cap Growth Equity VIP Series
RS International VIP Series	Victory RS International VIP Series
RS Emerging Markets VIP Series	Victory RS Emerging Markets VIP Series
RS Investment Quality Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series
RS Low Duration Bond VIP Series	Victory INCORE Low Duration Bond VIP Series
RS High Yield VIP Series	Victory High Yield VIP Series
RS S&P 500 Index VIP Series	Victory S&P 500 Index VIP Series

The Registrant will file the required opinion relating to the legality of the shares being registered and the consent of the Registrant’s independent registered public accounting firm in a pre-effective amendment to the Registration Statement.  The Registrant has also undertaken to file the required tax opinion in a post-effective amendment to the Registration Statement within a reasonable time after the closing of the reorganization.  The Registrant does not intend to file pro forma financial statements of the combined entities.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

In accordance with Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment which specifically states that the Registration Statement shall become effective in accordance with section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

If you have any questions, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes, Morrison & Foerster, LLP
Matthew J. Kutner, Morrison & Foerster, LLP